[Front Cover]

                                   PHOENIX

                           THE BIG EDGE CHOICE (R)

                                 PHL VARIABLE

                             ACCUMULATION ACCOUNT

                           PHOENIX EDGE SERIES FUND

                            WANGER ADVISORS TRUST

                              December 31, 1996

                            [PHOENIX LOGO] PHOENIX

                        PHL Variable Insurance Company

                              TABLE OF CONTENTS

                      PHL VARIABLE ACCUMULATION ACCOUNT

Money Market Sub-Account
  Statement of Assets and Liabilities                2
  Statement of Operations                            3
  Statement of Changes in Net Assets                 4
Growth Sub-Account
  Statement of Assets and Liabilities                2
  Statement of Operations                            3
  Statement of Changes in Net Assets                 4
Multi-Sector Fixed Income Sub-Account
  Statement of Assets and Liabilities                2
  Statement of Operations                            3
  Statement of Changes in Net Assets                 4
Total Return Sub-Account
  Statement of Assets and Liabilities                2
  Statement of Operations                            3
  Statement of Changes in Net Assets                 4
International Sub-Account
  Statement of Assets and Liabilities                2
  Statement of Operations                            3
  Statement of Changes in Net Assets                 4
Balanced Sub-Account
  Statement of Assets and Liabilities                2
  Statement of Operations                            3
  Statement of Changes in Net Assets                 4
Real Estate Sub-Account
  Statement of Assets and Liabilities                2
  Statement of Operations                            3
  Statement of Changes in Net Assets                 5
Strategic Theme Sub-Account
  Statement of Assets and Liabilities                2
  Statement of Operations                            3
  Statement of Changes in Net Assets                 5
Aberdeen New Asia Sub-Account
  Statement of Assets and Liabilities                2
  Statement of Operations                            3
  Statement of Changes in Net Assets                 5
Wanger International Small Cap Sub-Account
  Statement of Assets and Liabilities                2
  Statement of Operations                            3
  Statement of Changes in Net Assets                 5
Wanger U.S. Small Cap Sub-Account
  Statement of Assets and Liabilities                2
  Statement of Operations                            3
  Statement of Changes in Net Assets                 5
Notes to Financial Statements                        7



                          THE PHOENIX EDGE SERIES FUND


Money Market Series
  Schedule of Investments                            2-2
  Statement of Assets and Liabilities                2-4
  Statement of Operations                            2-4
  Statement of Changes in Net Assets                 2-5
  Financial Highlights                               2-5
Growth Series
  Schedule of Investments                            2-7
  Statement of Assets and Liabilities                2-9
  Statement of Operations                            2-9
  Statement of Changes in Net Assets                2-10
  Financial Highlights                              2-10
Multi-Sector Fixed Income Series
  Schedule of Investments                           2-12
  Statement of Assets and Liabilities               2-15
  Statement of Operations                           2-15
  Statement of Changes in Net Assets                2-16
  Financial Highlights                              2-16
Total Return Series
  Schedule of Investments                           2-18
  Statement of Assets and Liabilities               2-22
  Statement of Operations                           2-22
  Statement of Changes in Net Assets                2-23
  Financial Highlights                              2-23
International Series
  Schedule of Investments                           2-25
  Statement of Assets and Liabilities               2-28
  Statement of Operations                           2-28
  Statement of Changes in Net Assets                2-29
  Financial Highlights                              2-29
Balanced Series
  Schedule of Investments                           2-31
  Statement of Assets and Liabilities               2-35
  Statement of Operations                           2-35
  Statement of Changes in Net Assets                2-36
  Financial Highlights                              2-36
Real Estate Series
  Schedule of Investments                           2-38
  Statement of Assets and Liabilities               2-40
  Statement of Operations                           2-40
  Statement of Changes in Net Assets                2-41
  Financial Highlights                              2-41
Strategic Theme Series
  Schedule of Investments                           2-43
  Statement of Assets and Liabilities               2-45
  Statement of Operations                           2-45
  Statement of Changes in Net Assets                2-46
  Financial Highlights                              2-46
Aberdeen New Asia Series
  Schedule of Investments                           2-48
  Statement of Assets and Liabilities               2-50
  Statement of Operations                           2-50
  Statement of Changes in Net Assets                2-51
  Financial Highlights                              2-51
Notes to Financial Statements                       2-52


                            WANGER ADVISORS TRUST

Wanger International Small Cap Advisor
  Schedule of Investments                           3-12
  Statement of Assets and Liabilities               3-17
  Statement of Operations                           3-18
  Statement of Changes in Net Assets                3-19
  Financial Highlights                              3-21
  Notes to Financial Statements                     3-22
Wanger U.S. Small Cap Advisor
  Schedule of Investments                            3-8
  Statement of Assets and Liabilities               3-17
  Statement of Operations                           3-18
  Statement of Changes in Net Assets                3-19
  Financial Highlights                              3-20
  Notes to Financial Statements                     3-22

This annual report for the PHL Variable Accumulation Account for the year ended December 31, 1996 contains the financial statements for the Account's various annuity contracts. This report also contains a list of portfolio holdings, management's discussion of performance and investment strategy and financial statements for each of the mutual funds that comprise the Phoenix Edge Series Fund and the Wanger Advisors Trust.

                     STATEMENT OF ASSETS AND LIABILITIES
                              December 31, 1996

                                                                                              Multi-Sector
                                                              Money Market       Growth       Fixed Income
                                                               Sub-Account    Sub-Account     Sub-Account
                                                             --------------- --------------  ---------------
Assets
 Investments at cost                                           $23,307,062    $51,360,038     $15,609,618
                                                               =============   ============  ==============
 Investment in The Phoenix Edge Series Fund, at market         $23,307,062    $51,007,296     $15,472,411
                                                               -------------   ------------  --------------
  Total assets                                                  23,307,062     51,007,296      15,472,411
Liabilities
 Accrued expenses to related party                                  23,864         57,618          16,234
                                                               -------------   ------------  --------------
Net assets                                                     $23,283,198    $50,949,678     $15,456,177
                                                               =============   ============  ==============
Accumulation units outstanding                                  22,142,319     42,365,475      13,251,869
                                                               =============   ============  ==============
Unit value                                                     $  1.051525    $  1.202623     $  1.166339
                                                               =============   ============  ==============

                                                              Total Return    International      Balanced
                                                               Sub-Account     Sub-Account      Sub-Account
                                                             --------------- ----------------  --------------
Assets
 Investments at cost                                           $15,272,702      $3,536,508      $6,559,097
                                                               =============   ==============    ============
 Investment in The Phoenix Edge Series Fund, at market         $14,867,073      $3,661,253      $6,423,484
                                                               -------------   --------------    ------------
  Total assets                                                  14,867,073       3,661,253       6,423,484
Liabilities
 Accrued expenses to related party                                  16,880           3,987           7,237
                                                               -------------   --------------    ------------
Net assets                                                     $14,850,193      $3,657,266      $6,416,247
                                                               =============   ==============    ============
Accumulation units outstanding                                  13,248,885       3,094,533       5,615,835
                                                               =============   ==============    ============
Unit value                                                     $  1.120864      $ 1.181847      $ 1.142528
                                                               =============   ==============    ============

                                                                               Strategic        Aberdeen
                                                               Real Estate       Theme          New Asia
                                                               Sub-Account    Sub-Account     Sub-Account
                                                             --------------- --------------  ---------------
Assets
 Investments at cost                                           $1,830,010      $4,229,473      $1,129,455
                                                               =============   ============   ==============
 Investment in The Phoenix Edge Series Fund, at market         $2,129,843      $4,377,275      $1,130,949
                                                               -------------   ------------   --------------
  Total assets                                                  2,129,843       4,377,275       1,130,949
Liabilities
 Accrued expenses to related party                                  2,071           6,346           1,108
                                                               -------------   ------------   --------------
Net assets                                                     $2,127,772      $4,370,929      $1,129,841
                                                               =============   ============   ==============
Accumulation units outstanding                                  1,543,156       4,053,646       1,132,687
                                                               =============   ============   ==============
Unit value                                                     $ 1.378845      $ 1.078271      $ 0.997488
                                                               =============   ============   ==============

                                                                 Wanger
                                                             International    Wanger U.S.
                                                               Small Cap       Small Cap
                                                              Sub-Account     Sub-Account
                                                            -------------- ---------------
Assets
 Investments at cost                                          $12,880,413     $20,124,073
                                                               ============   =============
 Investment in Wanger Advisors Trust, at market               $13,951,952     $23,089,194
                                                               ------------   -------------
  Total assets                                                 13,951,952      23,089,194
Liabilities
 Accrued expenses to related party                                 14,992          23,488
                                                               ------------   -------------
Net assets                                                    $13,936,960     $23,065,706
                                                               ============   =============
Accumulation units outstanding                                  9,834,236      16,756,995
                                                               ============   =============
Unit value                                                    $  1.417188     $  1.376482
                                                               ============   =============

                        See Notes to Financial Statements

                           STATEMENT OF OPERATIONS
                    For the period ended December 31, 1996

                                                                                              Multi-Sector
                                                              Money Market       Growth       Fixed Income
                                                               Sub-Account    Sub-Account     Sub-Account
                                                             --------------- --------------  ---------------
Investment income
 Distributions                                                  $623,817       $  307,075      $ 555,468
Expenses
 Mortality and expense risk charges                              174,827          358,276         82,192
                                                               -------------   ------------  --------------
Net investment income (loss)                                     448,990          (51,201)       473,276
                                                               -------------   ------------  --------------
Net realized gain (loss) from share transactions                      --            4,620           (372)
Net realized gain distribution from Fund                              --        3,215,671        445,721
Net unrealized depreciation on investment                             --         (104,167)      (136,643)
                                                               -------------   ------------  --------------
Net gain on investments                                               --        3,116,124        308,706
                                                               -------------   ------------  --------------
Net increase in net assets resulting from operations            $448,990       $3,064,923      $ 781,982
                                                               =============   ============  ==============

                                                              Total Return   International      Balanced
                                                               Sub-Account    Sub-Account     Sub-Account
                                                             --------------- --------------  ---------------
Investment income
 Distributions                                                  $ 205,785       $ 44,455       $ 106,947
Expenses
 Mortality and expense risk charges                               124,491         21,153          46,448
                                                               -------------   ------------   --------------
Net investment income                                              81,294         23,302          60,499
                                                               -------------   ------------   --------------
Net realized gain (loss) from share transactions                  (20,714)           (48)          4,019
Net realized gain distribution from Fund                          876,124         77,451         460,553
Net unrealized appreciation (depreciation) on investment         (280,377)       123,310        (134,164)
                                                               -------------   ------------   --------------
Net gain on investments                                           575,033        200,713         330,408
                                                               -------------   ------------   --------------
Net increase in net assets resulting from operations            $ 656,327       $224,015       $ 390,907
                                                               =============   ============   ==============

                                                                                                 Aberdeen
                                                               Real Estate    Strategic Theme    New Asia
                                                               Sub-Account    Sub-Account(1)    Sub-Account(2)
                                                            ---------------   ---------------  ---------------
Investment income
 Distributions                                                  $ 36,227        $ 18,463         $ 5,646
Expenses
 Mortality and expense risk charges                               11,221          30,154           2,138
                                                               -------------   -------------  --------------
Net investment income (loss)                                      25,006         (11,691)          3,508
                                                               -------------   -------------  --------------
Net realized gain (loss) from share transactions                   2,267          12,195          (2,679)
Net realized gain distribution from Fund                          21,853              --              --
Net unrealized appreciation on investment                        299,093         147,802           1,494
                                                               -------------   -------------  --------------
Net gain (loss) on investments                                   323,213         159,997          (1,185)
                                                               -------------   -------------  --------------
Net increase in net assets resulting from operations            $348,219        $148,306         $ 2,323
                                                               =============   =============  ==============

                                                                 Wanger          Wanger
                                                              International       U.S.
                                                                Small Cap      Small Cap
                                                               Sub-Account    Sub-Account
                                                             --------------- --------------
Investment income
 Distributions                                                 $    4,923      $    5,736
Expenses
 Mortality and expense risk charges                                88,983         130,868
                                                               -------------   ------------
Net investment loss                                               (84,060)       (125,132)
                                                               -------------   ------------
Net realized gain (loss) from share transactions                   (7,606)          2,035
Net unrealized appreciation on investment                       1,063,766       2,984,536
                                                               -------------   ------------
Net gain on investments                                         1,056,160       2,986,571
                                                               -------------   ------------
Net increase in net assets resulting from operations           $  972,100      $2,861,439
                                                               =============   ============

(1)From inception February 15, 1996 to December 31, 1996
(2)From inception September 19, 1996 to December 31, 1996


                        See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                    For the period ended December 31, 1996

                                                                                             Multi-Sector
                                                              Money Market       Growth      Fixed Income
                                                               Sub-Account    Sub-Account     Sub-Account
                                                            ---------------  --------------  ---------------
From operations
 Net investment income (loss)                                 $    448,990    $   (51,201)    $   473,276
 Net realized gain                                                      --      3,220,291         445,349
 Net unrealized depreciation                                            --       (104,167)       (136,643)
                                                               -------------   ------------  --------------
 Net increase in net assets resulting from operations              448,990      3,064,923         781,982
                                                               -------------   ------------  --------------
From accumulation unit transactions
 Participant deposits                                          100,807,056     16,137,985       3,658,318
 Participant transfers                                         (83,156,951)    28,719,551      10,819,170
 Participant withdrawals                                          (797,035)      (261,356)       (138,991)
                                                               -------------   ------------  --------------
 Net increase in net assets resulting from participant
  transactions                                                  16,853,070     44,596,180      14,338,497
                                                               -------------   ------------  --------------
 Net increase in net assets                                     17,302,060     47,661,103      15,120,479
Net assets
 Beginning of period                                             5,981,138      3,288,575         335,698
                                                               -------------   ------------  --------------
 End of period                                                $ 23,283,198    $50,949,678     $15,456,177
                                                               =============   ============  ==============

                                                              Total Return    International      Balanced
                                                               Sub-Account     Sub-Account      Sub-Account
                                                            ---------------  ----------------  --------------
From operations
 Net investment income                                         $    81,294      $   23,302      $   60,499
 Net realized gain                                                 855,410          77,403         464,572
 Net unrealized appreciation (depreciation)                       (280,377)        123,310        (134,164)
                                                               -------------   --------------   ------------
 Net increase in net assets resulting from operations              656,327         224,015         390,907
                                                               -------------   --------------   ------------
From accumulation unit transactions
 Participant deposits                                            3,603,086       1,016,275       1,688,276
 Participant transfers                                           7,602,197       2,297,094       3,646,583
 Participant withdrawals                                           (52,881)        (14,382)        (62,505)
                                                               -------------   --------------   ------------
 Net increase in net assets resulting from participant
  transactions                                                  11,152,402       3,298,987       5,272,354
                                                               -------------   --------------   ------------
 Net increase in net assets                                     11,808,729       3,523,002       5,663,261
Net assets
 Beginning of period                                             3,041,464         134,264         752,986
                                                               -------------   --------------   ------------
 End of period                                                 $14,850,193      $3,657,266      $6,416,247
                                                               =============   ==============   ============

                        See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                    For the period ended December 31, 1996
                                 (Continued)

                                                                                                Aberdeen
                                                              Real Estate   Strategic Theme     New Asia
                                                              Sub-Account   Sub-Account(1)   Sub-Account(2)
                                                            --------------   --------------- ---------------
From operations
 Net investment income (loss)                                  $   25,006     $  (11,691)      $    3,508
 Net realized gain (loss)                                          24,120         12,195           (2,679)
 Net unrealized appreciation                                      299,093        147,802            1,494
                                                               ------------   -------------  --------------
 Net increase in net assets resulting from operations             348,219        148,306            2,323
                                                               ------------   -------------  --------------
From accumulation unit transactions
 Participant deposits                                             537,771      1,162,846          190,675
 Participant transfers                                          1,009,485      3,078,265          937,753
 Participant withdrawals                                           (5,358)       (18,488)            (910)
                                                               ------------   -------------  --------------
 Net increase in net assets resulting from participant
  transactions                                                  1,541,898      4,222,623        1,127,518
                                                               ------------   -------------  --------------
 Net increase in net assets                                     1,890,117      4,370,929        1,129,841
Net assets
 Beginning of period                                              237,655              0                0
                                                               ------------   -------------  --------------
 End of period                                                 $2,127,772     $4,370,929       $1,129,841
                                                               ============   =============  ==============

                                                                 Wanger          Wanger
                                                              International       U.S.
                                                                Small Cap       Small Cap
                                                               Sub-Account     Sub-Account
                                                            ---------------   ---------------
From operations
 Net investment loss                                           $   (84,060)    $  (125,132)
 Net realized gain (loss)                                           (7,606)          2,035
 Net unrealized appreciation                                     1,063,766       2,984,536
                                                               -------------  --------------
 Net increase in net assets resulting from operations              972,100       2,861,439
                                                               -------------  --------------
From accumulation unit transactions
 Participant deposits                                            4,661,212       5,084,461
 Participant transfers                                           8,094,139      13,945,437
 Participant withdrawals                                           (70,544)        (74,992)
                                                               -------------  --------------
 Net increase in net assets resulting from participant
  transactions                                                  12,684,807      18,954,906
                                                               -------------  --------------
 Net increase in net assets                                     13,656,907      21,816,345
Net assets
 Beginning of period                                               280,053       1,249,361
                                                               -------------  --------------
 End of period                                                 $13,936,960     $23,065,706
                                                               =============  ==============

(1)From inception February 15, 1996 to December 31, 1996
(2)From inception September 19, 1996 to December 31, 1996

                        See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
            From inception July 31, 1995 through December 31, 1995

                                                                                              Multi-Sector
                                                              Money Market       Growth       Fixed Income
                                                               Sub-Account    Sub-Account     Sub-Account
                                                            ---------------  --------------  ---------------
From operations
 Net investment income (loss)                                  $    15,818     $     (813)      $  6,644
 Net realized gain                                                      --        346,083              9
 Net unrealized depreciation                                            --       (248,575)          (564)
                                                               -------------   ------------  --------------
 Net increase in net assets resulting from operations               15,818         96,695          6,089
                                                               -------------   ------------  --------------
From accumulation unit transactions
 Participant deposits                                            7,285,767      2,481,750        226,998
 Participant transfers                                          (1,318,515)       713,637        102,628
 Participant withdrawals                                            (1,932)        (3,507)           (17)
                                                               -------------   ------------  --------------
 Net increase in net assets resulting from participant
  transactions                                                   5,965,320      3,191,880        329,609
                                                               -------------   ------------  --------------
 Net increase in net assets                                      5,981,138      3,288,575        335,698
Net assets
 Beginning of period                                                     0              0              0
                                                               -------------   ------------  --------------
 End of period                                                 $ 5,981,138     $3,288,575       $335,698
                                                               =============   ============  ==============

                                                              Total Return    International      Balanced
                                                               Sub-Account     Sub-Account      Sub-Account
                                                            ---------------  ----------------  --------------
From operations
 Net investment income (loss)                                  $   25,708        $   (210)       $  4,997
 Net realized gain (loss)                                         179,158            (114)         13,785
 Net unrealized appreciation (depreciation)                      (125,252)          1,434          (1,449)
                                                               -------------   --------------   ------------
 Net increase in net assets resulting from operations              79,614           1,110          17,333
                                                               -------------   --------------   ------------
From accumulation unit transactions
 Participant deposits                                           2,580,979          93,558         656,615
 Participant transfers                                            381,238          39,596          82,588
 Participant withdrawals                                             (367)             --          (3,550)
                                                               -------------   --------------   ------------
 Net increase in net assets resulting from participant
  transactions                                                  2,961,850         133,154         735,653
                                                               -------------   --------------   ------------
 Net increase in net assets                                     3,041,464         134,264         752,986
Net assets
 Beginning of period                                                    0               0               0
                                                               -------------   --------------   ------------
 End of period                                                 $3,041,464        $134,264        $752,986
                                                               =============   ==============   ============

                                                                                 Wanger           Wanger
                                                                              International        U.S.
                                                               Real Estate      Small Cap       Small Cap
                                                               Sub-Account     Sub-Account     Sub-Account
                                                            ---------------  ---------------  ---------------
From operations
 Net investment income (loss)                                   $  2,619        $   (260)       $   (3,079)
 Net realized gain (loss)                                            798              (6)               29
 Net unrealized appreciation (depreciation)                          739           7,774           (19,415)
                                                               -------------   -------------  --------------
 Net increase (decrease) in net assets resulting from
  operations                                                       4,156           7,508           (22,465)
                                                               -------------   -------------  --------------
From accumulation unit transactions
 Participant deposits                                            227,039         214,634           940,831
 Participant transfers                                             6,466          58,021           331,307
 Participant withdrawals                                              (6)           (110)             (312)
                                                               -------------   -------------  --------------
 Net increase in net assets resulting from participant
  transactions                                                   233,499         272,545         1,271,826
                                                               -------------   -------------  --------------
 Net increase in net assets                                      237,655         280,053         1,249,361
Net assets
 Beginning of period                                                   0               0                 0
                                                               -------------   -------------  --------------
 End of period                                                  $237,655        $280,053        $1,249,361
                                                               =============   =============  ==============


                        See Notes to Financial Statements

                      PHL VARIABLE ACCUMULATION ACCOUNT
                        NOTES TO FINANCIAL STATEMENTS

Note 1--Organization

     PHL Variable Accumulation Account (the "Account") is a separate investment account of PHL Variable Insurance Company (PHL Variable). The Account is organized as a unit investment trust and currently consists of eleven Sub-Accounts, each of which invest solely in a designated portfolio of The Phoenix Edge Series Fund and Wanger Advisors Trust (the "Funds"). The Account is offered as The Big Edge Choice to individuals (VA4). Contract owners may also direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of PHL Variable through participant transfers.

     Each Series has distinct investment objectives. The Money Market Series is a pooled short-term investment fund, the Growth Series is a growth common stock fund, the Multi-Sector Fixed Income (formerly Bond) Series is a long-term debt fund, the Total Return Series invests in equity securities and long and short-term debt, the International Series invests primarily in an internationally diversified portfolio of equity securities, the Balanced Series is a balanced fund which invests in growth stocks and at least 25% of its assets in fixed income senior securities, the Real Estate Series invests in marketable securities of publicly traded real estate investment trusts ("REITs") and companies that are principally engaged in the real estate industry, the Strategic Theme Series invests in securities of companies believed to benefit from specific trends, the Aberdeen New Asia Series invests primarily in a diversified equity securities of issuers organized and principally operating in Asia, excluding Japan, the Wanger International Small Cap Series invests in securities of non-U.S. companies with a stock market capitalization of less than $1 billion and the Wanger U.S. Small Cap Series invests in growth common stock of U.S. companies with stock market capitalization of less than $1 billion.

Note 2--Significant Accounting Policies

A. Valuation of Investments: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

B. Investment transactions and related income: Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

C. Income taxes: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal or state income taxes is required.

D. Distributions: Distributions are recorded as investment income on the ex-dividend date.

Note 3--Purchases and Sales of Shares of the Funds

     Purchases and sales of shares of the Funds for the period ended December 31, 1996 aggregated the following:


Sub-Account                          Purchases          Sales
-----------                          ---------         -------

The Phoenix Edge Series Fund:
 Money Market                        $47,361,699     $30,037,956
 Growth                               49,376,746       1,561,483
 Multi-Sector Fixed Income            16,228,014         954,493
 Total Return                         13,924,742       1,800,978
 International                         3,637,577         233,961
 Balanced                              6,341,288         541,324
 Real Estate                           1,768,284         177,503
 Strategic Theme                       6,201,342       1,984,064
 Aberdeen New Asia                     1,249,699         117,565
Wanger Advisors Trust:
 International Small Cap              13,230,315         614,716
 U.S. Small Cap                       19,706,676         854,552

                      PHL VARIABLE ACCUMULATION ACCOUNT
                        NOTES TO FINANCIAL STATEMENTS

Note 4--Participant Accumulation Unit Transactions (in units)

                                                               Sub-Account
                         ----------------------------------------------------------------------------------------
                              Money                     Multi-Sector      Total
                              Market        Growth      Fixed Income      Return     International     Balanced
                         --------------- ------------ --------------- ------------- ---------------  ------------
VA4
Units outstanding,
  beginning of period        5,893,015     3,036,889        319,171      2,918,821       132,979        718,774
Participant deposits        97,324,646    14,293,357      3,323,373      3,351,407       918,654      1,566,608
Participant transfers      (80,299,873)   25,257,731      9,730,770      7,026,404     2,055,621      3,387,854
Participant withdrawals       (775,469)     (222,502)      (121,445)       (47,747)      (12,721)       (57,401)
                           -------------  ----------   -------------   -----------   -------------   ----------
Units outstanding, end
  of period                 22,142,319     42,365,475     13,251,869     13,248,885     3,094,533      5,615,835
                           =============   ==========   =============   ===========   =============   ==========

                                                            Aberdeen    Wanger International    Wanger U.S.
                            Real Estate   Strategic Theme   New Asia          Small Cap          Small Cap
                          -------------- ---------------- ------------  ---------------------   -------------
Units outstanding,
  beginning of period          226,316               0              0           257,362           1,312,796
Participant deposits           467,866       1,093,699        191,613         3,505,396           4,182,044
Participant transfers          853,440       2,977,544        941,998         6,122,656          11,320,032
Participant withdrawals         (4,466)        (17,597)          (924)          (51,178)            (57,877)
                             ------------   --------------  ----------    -------------------   -------------
Units outstanding, end of
  period                     1,543,156       4,053,646      1,132,687         9,834,236          16,756,995
                             ============   ==============  ==========    ====================   ============

Note 5--Investment Advisory Fees and Related Party Transactions

     PHL Variable and its affiliate, Phoenix Equity Planning Corporation, a registered broker/dealer in securities, provide all services to the Account.

     PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges the Sub-Accounts the daily equivalent of 0.40%, 0.85% and 0.125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

     As compensation for administrative services provided to the Account, PHL Variable additionally receives $35 per year from each contract, which is deducted from the Sub-Account holding the assets of the participant, or on a pro rata basis from two or more Sub-Accounts in relation to their values under the contract. Such fees aggregated $11,077 for the period ended December 31, 1996.

     Phoenix Equity Planning Corporation is the principal underwriter and distributor for the Account. PHL Variable reimburses Phoenix Equity Planning Corporation for expenses incurred as underwriter.

     On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $27,251 for the period ended December 31, 1996.

Note 6--Distribution of Net Income

     The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 7--Diversification Requirements

     Under the provisions of Section 817(h) of the Internal Revenue Code (the
Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.


     The Internal Revenue Service has issued regulations under Section 817(h) of the Code. PHL Variable believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                      REPORT OF INDEPENDENT ACCOUNTANTS

[LOGOTYPE] PRICE WATERHOUSE LLP                                          [LOGO]

To the Board of Directors of PHL Variable Insurance Company and
 Participants of PHL Variable Accumulation Account

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Sub-Account, Growth Sub- Account, Multi-Sector Fixed Income Sub-Account (formerly the Bond Sub-Account), Total Return Sub-Account, International Sub-Account, Balanced Sub-Account, Real Estate Sub-Account, Strategic Theme Sub-Account, Aberdeen New Asia Sub- Account, Wanger International Small Cap Sub-Account and Wanger U.S. Small Cap Sub-Account (constituting the PHL Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 1996, the results of each of their operations for the periods then ended and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1996 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.

/s/Price Waterhouse LLP

Hartford, Connecticut
February 12, 1997

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

Underwriter
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

Custodians
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
(International Series, Aberdeen New Asia Series)
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
(Real Estate Series)
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants
Price Waterhouse LLP
One Financial Plaza
Hartford, Connecticut 06103

[Back Cover]

[Phoenix Logo]  Phoenix                                          ---------------
                                                                   BULK RATE
PHL Variable Insurance Company                                    U.S. Postage
                                                                     PAID
                                                                 Permit No. 444
                                                                 Springfield, MA
                                                                 ---------------

Phoenix Home Life Mutual Insurance Company
101 Munson Street
Greenfield, MA 01301

PHL Variable Insurance Company
Statutory Home Office: Hartford, Connecticut

OL 2232 A (2/97) (c) 1997 Phoenix Home Life Mutual Insurance Company
700.04
                                       [recycle logo] Printed on Recycled Paper.